Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000163518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,112,518	$ 1,391,155	$ 1,314,036	$ 1,705,273	$ 2,111,615	$ 2,697,119	$ 2,064,701	$ 2,412,577	$ 2,987,209	$ 3,501,300
C000055456 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,123	13,898	13,128	17,022	21,078	26,927	20,601	24,080	29,807	34,949
C000055455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,003	13,612	12,707	16,303	19,957	25,223	19,095	22,090	27,085	31,424
C000055454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,423		10,453	13,019	12,266	15,859	19,567	24,926	19,020	22,174	27,388	32,022
Standard And Poor s 500 C000163518 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,119,400	1,363,653	1,303,925	1,714,140	2,029,542	2,612,020	2,139,244	2,701,224	3,377,070	3,980,200
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000		$ 11,194	$ 13,637	$ 13,039	$ 17,141	$ 20,295	$ 26,120	$ 21,392	$ 27,012	$ 33,771	$ 39,802